Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Money Market Portfolio (the “Money Market Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Money Market Portfolio's investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Money Market Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Money Market Portfolio may invest in taxable municipal securities. The Money Market Portfolio does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Money Market Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk - The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, and may adopt additional reforms, which may impact the operation or performance of the Money Market Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio. The bar chart shows changes in the Investor Class' performance from year to year. The returns for Premium Class shares of the Money Market Portfolio will vary from the returns of Investor Class shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call TD Ameritrade at (800) 669-3900 or visit TDAM at www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Money Market Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.14% (for the quarter ended 09/30/07) and 0.00% (for the quarter ended 3/31/13), respectively.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/13
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	4.49%
Annual Return 2008	rr_AnnualReturn2008	1.98%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Money Market Portfolio — Investor Class	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[1]
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Premium Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.37%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Label	rr_AverageAnnualReturnLabel	Money Market Portfolio — Premium Class	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2006	[1]

[1]	As of 12/31/13, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.01% and 0.01%, respectively.